Other Payables and Accruals	6 Months Ended
Jun. 30, 2018
Other Payables and Accruals
Other Payables and Accruals

7. Other Payables and Accruals

        An analysis of other payables and accruals is as follows:

	December 31, 2017	June 30, 2018
Unearned revenue	22,678	24,387
Accrued legal and professional fees	597	230
Accrued administrative fees	—	146
Accrued crew costs	2,256	2,024
Accrued off-hire	1,692	4,492
Accrued payable to charterers	539	2,245
Accrued purchases	1,614	12,796
Accrued interest	12,396	12,705
Accrued board of directors' fees	188	198
Accrued cash distributions	179	225
Other payables and accruals	861	171

Total	43,000	59,619